Earnings Per Share - Summary of Potentially Dilutive Shares Excluded from Computation of Diluted Earnings Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive stock excluded from the diluted earnings per share	701	369	371